UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22284

Hatteras Ramius Advantage Institutional Fund

(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401
Raleigh, North Carolina 27615

 (Address of principal executive offices) (Zip code)

David B. Perkins
8540 Colonnade Center Drive, Suite 401
Raleigh, North Carolina 27615

 (Name and address of agent for service)

Registrant's telephone number, including area code: (919) 846-2324

Date of fiscal year end: March 31

Date of reporting period: June 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

HATTERAS RAMIUS ADVANTAGE INSTITUTIONAL FUND
(a Delaware Statutory Trust)

SCHEDULE OF INVESTMENTS

June 30, 2011
Unaudited

Investments in Sub-Manager Funds (10.10%)	Cost	Fair Value
Event Driven (5.04%)
Pershing Square International, Ltd. a,b	$172,500	$235,508

Total Event Driven		235,508

Long/Short Equity (2.92%)
SAC Capital International, Ltd. a,b	115,018	136,524

Total Long/Short Equity		136,524

Multi-Strategy/Relative Value (2.14%)
Goldman Sachs Investment Partners Offshore, L.P. a,b	92,000	100,268

Total Multi-Strategy/Relative Value		100,268

Total Investments in Sub-Manager Funds (Cost $379,518)		$472,300

Short-Term Investments (89.90%)

Federated Prime Obligations Fund #10, 0.09% c	$4,202,612	$4,202,612

Total Short-Term Investments (Cost $4,202,612)		$4,202,612

Total Investments (Cost $4,582,130) (15,995.73%)		$4,674,912

Liabilities less other assets (-15,895.73%)		(4,645,686)

Net assets – 100.00%		$29,226

a Non-income producing.
b Sub-Manager Funds are issued in private placement transactions and as such are restricted as to resale.
c The rate shown is the annualized 7-day yield as of June 30, 2011.
Total cost and fair value of restricted Sub-Manager Funds as of June 30, 2011 was $379,518 and $472,300, respectively.

See notes to financial statements

The Fund classifies its assets and liabilities into three levels based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date.

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices (unadjusted) in active markets for identical assets and liabilities

•
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, ability to redeem in the near term for Sub-Manager Funds, etc.)

•	Level 3 - significant unobservable inputs (including the Master Fund’s own assumptions in determining the fair value of investments)
	Level 1	Level 2	Level 3	Total
Event Driven	$-	$-	$235,508	$235,508
Long/Short Equity	-	-	136,524	136,524
Multi-Strategy/Relative Value	-	-	100,268	100,268
Short-Term Investments	4,202,612	-	-	4,202,612
Total	$4,202,612	$-	$472,300	$4,674,912

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments	Balance as of March 31, 2011	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Gross Purchases	Gross Sales	Net Transfers out of Level 3	Balance as of June 30, 2011
Event Driven	$285,250	$12,602	$(15,243)	$-	$(47,101)	$-	$235,508
Long/Short Equity	235,612	17,155	(7,337)	-	(108,906)	-	136,524
Global Macro/Managed Futures	316,451	8,400	(16,451)	-	(308,400)	-	-
Multi-Strategy/Relative Value	204,457	8,257	(12,189)	-	(100,257)	-	100,268
Total Investments	$1,041,770	$46,414	$(51,220)	$-	$(564,664)	$-	$472,300

Federal Income Tax Information

At June 30, 2011, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Advantage
Institutional

Cost of Investments	$4,674,912

Gross Unrealized Appreciation	$-
Gross Unrealized Depreciation	-

Net Unrealized Appreciation (Depreciation) on Investments	$-

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

ITEM 2. CONTROLS AND PROCEDURES.

(a)        The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)        There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Hatteras Ramius Advantage Institutional Fund

By (Signature and Title)*	/s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date	August 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date	August 26, 2011

By (Signature and Title)*	/s/ R. Lance Baker
R. Lance Baker, Treasurer
(principal financial officer)

Date	August 26, 2011

* Print the name and title of each signing officer under his or her signature.